SALARY AND EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 40: SALARY AND EMPLOYEE BENEFITS
	2014	2015	2016
	(EUR in millions)
	Continuing operations	Continuing operations
Salaries and other staff related benefits	750	739	714
Net periodic pension cost: Employee benefit plans (see below)	30	27	24
Total	780	766	738

Salaries and other staff related benefits include the amount of EUR 26 million (2014 and 2015: EUR 26 million) paid to IKA-ETAM in accordance to Greek Law 3655/2008, after the incorporation of the Bank's main pension fund into the main pension branch of the state sponsored social security fund IKA–ETAM as of August 1, 2008. This amount will be paid annually to IKA-ETAM for the next 7 years up to 2024 (see below “—(a) Defined Contribution Plans—National Bank of Greece Pension Plan”).

The average number of employees for the Group during the period January 1, 2016 up to December 31, 2016 was 16,296 (2014: 17,128, 2015: 17,112). The decrease in the Group's average number of employees was mainly due to the sale of ASTIR Palace Vouliagmenis S.A. and ASTIR Marina Vouliagmenis S.A. of approximately 411 employees (see Note 17).

On December 9, 2016, the Bank announced to its employees the terms of the VΕS, which applied also to certain domestic subsidiaries. The deadline for applications was on December 22, 2016 and 1,171 employees participated for the Group (see “—((b) Defined Benefit Plans—Net periodic pension cost”).

Employee benefit plans

(a)       Defined Contribution Plans

National Bank of Greece Pension Plan

In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank's main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 26 million per annum into IKA—ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% on the basis of an employee's gross salary for employees who joined any social security plan prior to January 1, 1993.

However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016), from January 1, 2017, the employer contributions made by the Bank will be reduced equally every year until they reach in 2020 the 13.33% (December 31, 2016: 19.92%). Additionally, the aforementioned law introduced a maximum gross monthly income of EUR5,860.80, upon which social security contributions are calculated. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

National Bank of Greece Auxiliary Pension Plan

In 2005 and 2006, the Hellenic Republic passed legislation permitting bank employee auxiliary pension schemes to merge with the new Insurance Fund of Bank Employees (“ETAT”). The relevant legislation provides that, in connection with the merger of auxiliary schemes with ETAT, the relevant employer shall make a payment to ETAT solely in an amount to be determined by a special financial report commissioned by the Ministry of Finance pursuant to this legislation.

The Bank's employees' Auxiliary Pension Plan provides for defined contributions to be made by the Bank at a rate of 9% of the employee's salary. Under Greek Law 3371/2005 employees hired after January 1, 2005 are insured in the single auxiliary social security fund (“ETEAM”). The Bank pays its contributions to ETEAM since May 1, 2007. However, in accordance with new Greek Law 4387/2016 (GG A' 85) article 74, ETEA shall be renamed as “Unified Fund for Auxiliary Insurance and Lump Sum Benefits” (“ETEAEP”). ETEAEP includes, among others, ETEAM and according to transitional provisions of the Law N.4052/2012 (GG A' 256/2012), from January 1, 2013, the ETAT regarding the auxiliary schemes is mandatorily included.

In April 2006 the Bank applied under Greek Law 3371/2005, as amended, to merge its Auxiliary Pension Fund, a defined-contribution plan, into ETAT. Consequently, the Bank may have to contribute a significant amount to ETEA in relation to this merger.

Ethniki Hellenic General Insurance S.A. Benefit Plan

As for the Bank's main pension plan, following legislation passed in April 2008, the post-retirement plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments starting from 2013, until they reach 13.3% from 20.0%. However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016), from January 1, 2017, the employer contributions made by EH will be reduced equally every year until they reach in 2020 the 13.33% (December 31, 2016: 16.67%). Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%

Other Defined Contribution Pension Plans

The London branch of the Bank and Group companies among which, NBG Asset Management Mutual Funds, EH, and NBG Cyprus, also make contributions to other defined contribution pension plans and funds for their employees.

Defined contribution health plans

Contributions by the Bank to the National Bank of Greece Health Plan (T.Y.P.E.T.) amount to 6.25% of employees' salaries. Employees' contributions amount to 2.5% of their salaries. Additional contributions are paid for insured members of the employees' families (such as spouse that does not work and children), and are increased further in the event that the insured spouse is employed or that members of the paternal family are also insured. Contributions of retired employees amount to 4% of their pensions, while additional contributions are paid for other insured members of their families. T.Y.P.E.T. offers health benefits to employees before and after their retirement, and to insured members of their families.

Total contributions to social security funds, state run plans and defined contribution plans, for 2015 and 2016 were EUR 215 million and EUR 206 million respectively. As mentioned above, as of August 1, 2008, the Bank's pension plan and the pension branch of EH post-retirement and health plan were incorporated into IKA-ETAM and therefore ceased to exist as separate defined contribution plans.

National Bank of Greece Lump Sum Benefit Plan

Up to 2013, the Bank did not contribute to the aforementioned plan. Following the amendment of the aforementioned plan's regulation, from January 1, 2014 the Bank pays contribution of 2% only for the active employees as of December 31, 2013 and for the employees that subsequently joined the Bank.

(b)       Defined Benefit Plans

Retirement indemnities

Most Group companies are required by local law to offer retirement indemnities to employees leaving service to retire. Such retirement indemnities are in the form of a lump-sum payment based usually on final salary and years of service, the calculation of which depends on the jurisdiction in which the company operates and the employee's profession (e.g. Greek Law provides for different indemnities for salaried employees, wage earners and lawyers). In some cases, Group company regulations provide for additional benefits to employees above the statutory minimum.

In accordance with Greek Law 4046/2012 and Board of Ministers' Decision (6/28.2.2012), from February 14, 2012 onwards, the employment contracts that lapse on attainment of the normal retirement age or based on the particular retirement conditions, are considered as indefinite duration employment contracts and therefore, the provisions for employees statutory retirement indemnity of Greek Law 2112/1920, are applied.

Prior to the enactment of the above Law, the Bank considered the employment contracts with its employees as finite duration contracts therefore no provision for staff leaving indemnity was recognized. As a result the Group concluded that based on the available evidence the obligation for the remaining population of employees under the finite employment contracts is both probable and the amount of the obligation is reasonably estimable under the provisions of Greek Law 2112/1920 based on an actuarial valuation carried out in accordance with ASC 715-30.

On November 12, 2012, the new Greek Law 4093/2012 (GG A' 222) decreased the Greek Law 2112/1920 statutory indemnity scale in case of employee dismissal or normal retirement. The new law restricts the maximum indemnity payable to an employee upon dismissal or retirement, to 12 monthly salaries instead of 24.

The transitional provisions of the law state that for employees who on November 12, 2012 had 17 or more full years of service to the same employer there is an additional monthly salary as indemnity per year and up to 24 monthly salaries. In case of dismissal the additional monthly salary is restricted to EUR 2,000.

Lump sum and annuity benefits

Most EH and former Ethnokarta employees are entitled to benefits from Deposit Administration Fund (DAF) type policies, which offer lump sum benefits and pension benefits additional to those offered by social security funds or main pension plans. Such benefits are usually based on the employees' salary and years of service, and vary depending on the provisions of each policy.

Benefits for the employees' children

Benefits to employees' children are lump sum and are also based on the parents' salary and pension where applicable and on the age at which the child receives the benefits. Such benefits are offered to former Ethnokarta employees' children through a DAF type policy, as well as to the Bank's employees' children through a separate fund.

Net periodic pension costs

Net periodic pension costs for these defined benefit plans and termination indemnities includes the following components which are recognized in the income statement for the periods ended:

	2014	2015	2016
	(EUR in millions)
	Continuing operations	Continuing operations
Service cost	8	9	8
Interest cost	11	7	8
Expected return on plan assets	(2)	(1)	(2)
Amortization of actuarial losses	10	12	10
Amortization of past service cost	1	-	-
Losses / (income) on curtailments / settlements and other expense / (income)	2	-	110
Utilization of prior year provision	-	-	(110)
Net periodic pension cost	30	27	24

In 2016, losses / (income) on curtailments / settlements and other expense / (income) mainly include the cost of the VΕS implemented by the Bank and certain domestic subsidiaries, amounting to EUR110 million.

Furthermore, the amount of EUR 110 million utilization of prior year provision, relates to partial utilization of the provision recognized as of December 31, 2015 (see Note 36) in the context of Bank's commitment under the 2015 Revised Restructuring Plan to decrease its total FTEs in Greece to a maximum of 10,250 at the end of 2017 and 9,950 at the end of 2018.

In 2014, losses / (income) on curtailments / settlements and other expense / (income) includes mainly the additional cost of extra benefits in excess of the benefits provided of EUR 5 million from EH VES that took place in the third quarter of 2014, while income of EUR 4 million relates to the Bank's VES actual benefits paid adjustment.

Weighted average assumptions used to determine the net periodic pension cost for the years ended December 31:

	2014	2015	2016
Discount rate	3.6%	2.0%	2.4%
Expected return on plan assets	3.6%	2.0%	2.4%
Rate of compensation increase	1.8%	1.6%	1.5%

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2014	2015	2016
	(EUR in millions)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	561	350	336
Service cost	8	9	8
Interest cost	11	7	8
Employee contributions	3	3	4
Actuarial loss/(gain)	52	(22)	21
Adjustment for disposal and other	-	-	1
Benefits paid from the Fund	(24)	(9)	(23)
Benefits paid directly by the Group	(264)	(3)	(126)
Settlements/Terminations/Curtailments	2	1	110
Prior service cost arising over last period	1	-	-
PBO, end of year	350	336	339

In 2014, the Bank paid benefits of EUR 258 million for indemnities as part of the VES for the Bank's employees that took place in 2013. In 2016, the Bank and certain subsidiaries paid benefits of EUR 122 million for indemnities as part of the 2016 VES.

	2014	2015	2016
	(EUR in millions)
Change in plan assets:
Fair value of plan assets, beginning of year	67	63	68
Actual return on plan assets	3	1	2
Employer contributions	13	8	18
Employee contributions	3	3	4
Expenses	1	2	1
Benefits paid	(24)	(9)	(23)
Fair value of plan assets, end of year	63	68	70

Employer contributions paid by the Group, are in excess of the EUR 9 million total expected contributions for funded plans for 2016.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2014	2015	2016
	(EUR in millions)
Funded status, end of year	(287)	(268)	(269)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2014	2015	2016
Discount rate	2.0%	2.4%	1.6%
Rate of compensation increase	1.6%	1.6%	1.6%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2014	2015	2016
	(EUR in millions)
Projected benefit obligation	350	336	339
Accumulated benefit obligation	329	320	315
Fair value of plan assets	63	68	70

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2014	2015	2016
	(EUR in millions)
Net actuarial losses	162	127	137
Prior service cost	(2)	(2)	(1)

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2014	2015	2016
	(EUR in millions)
Net Loss / (Gain)	52	(23)	19
Prior Service Cost / (Credit)	1	-	-
(Gain)/Loss due to Curtailment/Settlement	-	-	4
Amortization of Losses / (Gains)	(10)	(12)	(12)
Amortization of Prior Service Cost	(1)	-	-
Total recognized on Other comprehensive (income) / loss	42	(35)	11

The estimated amounts to be amortized from accumulated other comprehensive income into net periodic benefit cost during financial year 2017 are NIL of prior service cost and EUR 9 million of net actuarial loss.

The following table indicates actual and targeted plan asset allocation for the Group's funded defined benefit pension plans:

	2015		2016		2017
	Amount	Proportion	Amount	Proportion	Proportion range
	(EUR in millions)		(EUR in millions)
Cash and due from banks	2	2.9%	2	2.9%	0%-3%
Other	66	97.1%	68	97.1%	90%-97%
Total	68	100%	70	100%

Other relates mainly to assets of Deposit administration fund (“DAF”) policies issued by the Group's main insurance company EH. DAF assets and deposits are measured at the fund balance plus any accrued return to policyholders.

Benefit payments projected to be made from the defined benefit plans, are as follows:

Benefit
payments projected
(EUR in millions)
Expected Benefits next year	31
Expected Benefits in 2 Yrs	19
Expected Benefits in 3 Yrs	10
Expected Benefits in 4 Yrs	12
Expected Benefits in 5 Yrs	12
Expected Benefits in 6th to 10th Yr	124
In 2017, the Group is expected to make EUR 7 million in contributions to funded plans and pay EUR 31 million in retirement indemnities.